August 2, 2007

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, N.E.
Washington, DC 20549
Attention: Filings – Rule 497(j)

Re: Dreyfus Premier Manager Funds I
Registration Statement File No. 333-106576
CIK No. 0001247088

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 11 to the Registration Statement, electronically filed with the Securities and Exchange Commission on July 27, 2007.

Sincerely,

/s/ Lori Rosenfeld
Lori Rosenfeld
Paralegal

LR/